Commitments and Contingencies - Future under noncancelable sublease (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future minimum rental commitments under non-cancelable Subleases receipts
2022	$ 6,769
2023	6,940
2024	7,280
2025	7,360
2026	2,929
Thereafter	215
Total	$ 31,493